Long-Term Debt - Additional Information - Term Loans (Detail) $ in Thousands, € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($) Term_loan Vessel	Dec. 31, 2015 USD ($)	Jun. 30, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Debt Instrument [Line Items]
Carrying amount of long-term debt | $	$ 7,000,637	$ 7,384,086
Teekay LNG [Member] | Euro-denominated Term Loans due through 2023 [Member]
Debt Instrument [Line Items]
Number of debt instruments | Term_loan	2
Carrying amount of long-term debt	$ 239,800	$ 241,800	€ 215.9	€ 222.7
Number of vessels | Vessel	2
Teekay LNG [Member] | Minimum [Member] | Euro-denominated Term Loans due through 2023 [Member] | One-month EURIBOR [Member]
Debt Instrument [Line Items]
Debt instrument spread on variable rate	0.60%	0.60%
Teekay LNG [Member] | Maximum [Member] | Euro-denominated Term Loans due through 2023 [Member] | One-month EURIBOR [Member]
Debt Instrument [Line Items]
Debt instrument spread on variable rate	2.25%	2.25%